CONVERTIBLE LOAN (Schedule of Actual Conversion Rates of Convertible Loans) (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	May 13, 2014	Sep. 05, 2014
Convertible Loans [Member]
Convertible loan [Line Items]
Total Convertible loan, loan principal	$ 48,000,000
Total Convertible loan, shares held through conversion	972,782,695
Total Convertible loan, actual conversion rate (in dollars per share)	0.0493
SummitView [Member] | Convertible Loans [Member]
Convertible loan [Line Items]
Total Convertible loan, loan principal	5,000,000
Total Convertible loan, shares held through conversion	83,584,770
Total Convertible loan, actual conversion rate (in dollars per share)	0.0598
Baring [Member] | Convertible Loans [Member]
Convertible loan [Line Items]
Total Convertible loan, loan principal	5,000,000
Total Convertible loan, shares held through conversion	83,584,770
Total Convertible loan, actual conversion rate (in dollars per share)	0.0598
CEHIL [Member]
Convertible loan [Line Items]
Total Convertible loan, shares held through conversion		170,368,902	972,782,696
Total Convertible loan, actual conversion rate (in dollars per share)			0.0493
CEHIL [Member] | Convertible Loans [Member]
Convertible loan [Line Items]
Total Convertible loan, loan principal	$ 38,000,000
Total Convertible loan, shares held through conversion	805,613,155
Total Convertible loan, actual conversion rate (in dollars per share)	0.0472
CEHIL [Member] | SummitView [Member]
Convertible loan [Line Items]
Total Convertible loan, shares held through conversion				755,462,293